Shareholders' Deficit - Schedule of Share-based Compensation, Shares Authorized Under Stock Option Plans, by Exercise Price Range (Details) (10K) - Stock Options [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Range of exercise prices	$ 0.054
Number of Outstanding outstanding | shares	93,203,369
Weighted average remaining contractual life	3 years 11 months 15 days
Weighted average exercise price	$ 0.029
Number of exercisable | shares	93,203,369
Weighted average exercise price exercisable	$ 0.029
Price Range 1 [Member]
Range of exercise prices	$ 0.0540
Number of Outstanding outstanding | shares	19,250,000
Weighted average remaining contractual life	9 years 3 months 15 days
Weighted average exercise price	$ 0.0540
Number of exercisable | shares	19,250,000
Weighted average exercise price exercisable	$ 0.0540
Price Range 2 [Member]
Range of exercise prices	$ 0.0269
Number of Outstanding outstanding | shares	6,022,305
Weighted average remaining contractual life	2 years 8 months 19 days
Weighted average exercise price	$ 0.0269
Number of exercisable | shares	6,022,305
Weighted average exercise price exercisable	$ 0.0269
Price Range 3 [Member]
Range of exercise prices	$ 0.0216
Number of Outstanding outstanding | shares	67,931,064
Weighted average remaining contractual life	2 years 6 months 18 days
Weighted average exercise price	$ 0.0216
Number of exercisable | shares	67,931,064
Weighted average exercise price exercisable	$ 0.0216